Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

June 10, 2015

VIA EDGAR TRANSMISSION

Ms. Ashley Vroman-Lee
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”) Pre-Effective Amendment No. 3 File Nos.: 333-201530 and 811-23024

Dear Ms. Vroman-Lee:

Attached for filing, please find Pre-Effective Amendment No. 3 (the “Amendment”) to the registration statement on Form N-1A for Pacer Funds Trust. The Amendment responds to comments we received from the staff of the U.S. Securities and Exchange Commission (the “Staff” of the “Commission”) with respect to the Trust’s registration statement on Form N-1A relating to the Trust’s initial series, Pacer Trendpilot 750 ETF, Pacer Trendpilot 450 ETF, Pacer Trendpilot 100 ETF and Pacer US Export Leaders ETF (the “Funds”).

A request to accelerate the effectiveness of the Amendment, on behalf of the Funds’ and their distributor, will be filed separately as correspondence.

In connection with this correspondence, the Trust, on behalf of the Funds, acknowledges that:

(1)	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)
should the U.S. Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3)
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4)	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding the foregoing, please contact Michael D. Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust